LINE OF CREDIT (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended		1 Months Ended
	Aug. 12, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Jun. 26, 2013	Apr. 30, 2014	Jan. 30, 2014	Nov. 20, 2013
Line of Credit Facility [Line Items]
Draws from line of credit, net		$ 2,073,328
Line of credit paid directly from secured borrowings and note proceeds	4,752,317	4,752,317
Various financing fees		54,167
KMHVC, Inc. and AES [Member]
Line of Credit Facility [Line Items]
Maximum borrowing amount					2,000,000
Basis spread				4.00%
Closing fee					30,000
Annual fee				20,000
Adminstrative fee				1,000
Additional monthly charges				2,000
Maturity term				2 years
Expiration date				Jun. 30, 2015
Termination before year one (as a percent)					2.00%
Termination before year two (as a percent)					1.00%
AquaTex, AES, and STP [Member]
Line of Credit Facility [Line Items]
Maximum borrowing amount						5,000,000	4,000,000	3,000,000
Minimum net worth		(1,000,000)
Minimum working capital		$ (4,500,000)	$ (2,000,000)